STOCK OPTION PLAN (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Assumptions Used in Estimating Fair Value of Each Option Award Granted Using Black-Scholes Option-Pricing Model
The following assumptions were used for the year ended December 31, 2013:

Year Ended
December 31, 2013
Expected volatility	89 - 96% %
Expected term	4 - 6 years
Dividend yield	0%
Risk-free interest rate	0.77 – 1.35%
Stock price	$2.40
Forfeiture rate	0.0%

Summary of Status of Options Issued And Changes in Options Outstanding

A summary of the status of the options issued under the Plan at December 31, 2013, and information with respect to the changes in options outstanding is as follows:

		Options Outstanding

	Shares	Outstanding	Weighted-	Aggregate
	Available for	Stock	Average	Intrinsic
	Grant	Options	Exercise Price	Value
Balance at January 1, 2013	112,661	722,358	$8.88
Shares authorized for issuance	10,320,276	-
Options granted under the Plan	(5,038,605)	5,038,605	$2.40
Options exercised	-	-	$-
Options forfeited	2,500	(2,500)	$-
Balance at December 31, 2013	5,396,832	5,758,463	$2.66	$2,237,661

Exercisable at December 31, 2013		789,905	$4.28	$250,238

Summary of Stock Options Outstanding
The following table summarizes information about stock options outstanding at December 31, 2013:

	Outstanding			Exercisable
Exercise Price	Shares	Weighted- Average Remaining Contractual Life (Years)	Weighted- Average Exercise Price	Shares	Weighted- Average Exercise Price
$2.40	5,594,152	9.30	$2.40	625,594	$2.40
$8.00	117,969	0.08	$8.00	117,969	$8.00
$19.36	37,383	0.03	$19.36	37,383	$19.36
$24.00	8,959	0.00	$24.00	8,959	$24.00
Total	5,758,463	9.41	$2.66	789,905	$4.28

Stock-Based Compensation Costs
Stock-based compensation costs under the Plan for the year ended December 31, 2013 and 2012 and for the cumulative period from August 1, 2005 (inception) through December 31, 2013 are as follows:

			Period from
	Year ended December 31,		August 1, 2005 (inception)
	2013	2012	through December 31, 2013

Research and development	$572,741	$441,983	$2,559,351
General and administrative	884,035	280,828	2,568,640

Total	$1,456,776	$722,811	$5,127,991